SCHEDULE OF COMPANIES SUBSIDIARIES (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Security matters (SMX) PLC [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[1]	Ireland
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%
Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
Lionheart III corp [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX (security matters) ireland limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Ireland
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX fashion and luxury [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		France
Proportion of ownership interest in subsidiary		100.00%	100.00%
True silver SMX platform ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX (security matters) israel ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Israel
Proportion of ownership interest in subsidiary		100.00%	100.00%
Security matters canada ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX beverages pty ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX circular economy platform PTE, ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Singapore
Proportion of ownership interest in subsidiary		70.00%	70.00%
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary		52.90%	52.90%
SMX circular economy FZCO [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		UAE
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX IP and licensing limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Ireland
Proportion of ownership interest in subsidiary		100.00%
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		50.00%	50.00%

[1]	The Company’s Irish structure supports its intellectual property strategy, enhancing protection, licensing efficiency, and future revenue generation from its technology portfolio